VALUE ADDED TAXES RECOVERABLE (Details) $ in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)
VALUE ADDED TAXES RECOVERABLE
Current portion	$ 15,571		$ 15,571		$ 8,659
Long term portion	826		826		5,229
Total	16,397		16,397		13,888
Non current value added tax receivables under dispute			$ 800	$ 13.9	$ 4,400
Non current value added tax receivables under dispute reclassified to current	$ 4,200	$ 71.6